Revenue - Deferred revenue (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Contract Liabilities Abstract
Beginning of year	$ 29,148	$ 29,423
Additions	25,695	31,405
Recognized in revenue	(24,025)	(31,499)
Effect of movements in exchange rates	(91)	(181)
End of year	$ 30,727	$ 29,148